Financial Instruments and Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Risk Management [Line Items]
Cash	$ 1,703,896	$ 341,273
Other variables percentage	10.00%
Value of assets	$ 452,542	$ 82,288
Credit Risk [Member]
Financial Instruments and Risk Management [Line Items]
Cash	$ 3,000,000